Summary of Significant Accounting Policies - EBP, Investment, Fair Value and NAV (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 206,247,213	$ 164,516,922
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	190,613,652	148,833,883
Extra Space Storage Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,529,194	7,405,810
Brokerage account holdings
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,931,310	1,483,376
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	7,173,057	6,793,853
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	190,613,652	148,833,883
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Extra Space Storage Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,529,194	7,405,810
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Brokerage account holdings
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,931,310	1,483,376
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	190,613,652	148,833,883
Level 1 | Extra Space Storage Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	6,529,194	7,405,810
Level 1 | Brokerage account holdings
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	1,931,310	1,483,376
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Extra Space Storage Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Brokerage account holdings
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Extra Space Storage Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Brokerage account holdings
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0